Interest and Other Income - Summary of Interest and Other Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Interest income	$ 679	$ 899	$ 772
Dividend income (from investments in equity securities)	22	23	104
Net gains on sale and revaluation of non-current assets and businesses	286	2,519	3,265
Net foreign exchange (losses)/gains on financing activities	(391)	5	(174)
Other	273	179	104
Total	$ 869	$ 3,625	$ 4,071